Trade and other receivables, net	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables, net	Trade and other receivables, net

	2020	2019
Non-current
Advances to suppliers	1,704	723
Income tax credits	5,283	5,240
Non-income tax credits (i)	18,195	16,895
Judicial deposits	2,188	2,596
Receivable from disposal of subsidiary (Note 22)	23,093	17,047
Other receivables	1,803	2,492
Non-current portion	52,266	44,993
Current
Trade receivables	58,530	55,271
Less: Allowance for trade receivables	(3,965)	(3,773)
Trade receivables – net	54,565	51,498
Prepaid expenses	10,427	12,521
Advances to suppliers	17,751	14,417
Income tax credits	1,709	1,059
Non-income tax credits (i)	33,628	33,363
Receivable from disposal of subsidiary (Note 22)	15,506	5,716
Cash collateral	36	23
Other receivables	12,040	8,741
Subtotal	91,097	75,840
Current portion	145,662	127,338
Total trade and other receivables, net	197,928	172,331

(i) Includes US$ 363 (2019: US$ 226) reclassified from property, plant and equipment.

The fair values of current trade and other receivables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other receivables approximate their carrying amount, as the impact of discounting is not significant.

The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2020	2019
Currency
U.S. Dollar	56,531	37,131
Argentine Peso	55,433	45,520
Uruguayan Peso	811	999
Brazilian Reais	85,153	88,681
	197,928	172,331

As of December 31, 2020 trade receivables of US$ 11,623 (2019: US$ 5,052) were past due but not impaired. The aging analysis of these receivables indicates that US$ 977 and US$ 318 are over 6 months in December 31, 2020 and 2019, respectively.

Since January 1, 2018, for trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.
Delinquency in payments was an indicator that a receivable may be impaired. However, management considers all available evidence in determining when a receivable is impaired. Generally, trade receivables, which are more than 180 days past due are fully provided for. However, certain receivables 180+ days overdue are not provided for based on a case-by-case analysis of credit quality analysis. Furthermore, receivables, which are not 180+ days overdue, may be provided for if specific analysis indicates a potential impairment.

Movements on the Group’s allowance for trade receivables are as follows:

	2020	2019	2018
At January 1	3,773	2,503	1,002
Charge of the year	2,192	3,656	2,468
Acquisition of subsidiary	—	46	—
Unused amounts reversed	(769)	(1,314)	(237)
Used during the year	(446)	(48)	(281)
Exchange differences	(785)	(1,070)	(449)
At December 31	3,965	3,773	2,503

The creation and release of allowance for trade receivables have been included in “Selling expenses” in the statement of income. Amounts charged to the allowance account are generally written off, when there is no expectation of recovering additional cash.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

As of December 31, 2020, approximately 50% (2019: 25%) of the outstanding unimpaired trade receivables (neither past due not impaired) relate to sales to 24 well-known multinational companies with good credit quality standing, including but not limited to Itersnack Procurement B.V., Camara de Comercializacao de Energia Electrica CCEE, The Real Peunats Company, Interfood Americas S.A., Mastellone Hnos. S.A., Companhia de Distribuição Araguaia, among others. Most of these entities or their parent companies are externally credit-rated. The Group reviews these external ratings from credit agencies.

The remaining percentage as of December 31, 2020 and 2019 of the outstanding unimpaired trade receivables (neither past due nor impaired) relate to sales to a dispersed large quantity of customers for which external credit ratings may not be available. However, the total base of customers without an external credit rating is relatively stable.

New customers with less than six months of history with the Group are closely monitored. The Group has not experienced credit problems with these new customers to date. The majority of the customers for which an external credit rating is not available are existing customers with more than six months of history with the Group and with no defaults in the past. A minor percentage of customers may have experienced some non-significant defaults in the past but fully recovered.